Related Party Transactions (Key Personnel Compensations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 9,859	¥ 9,120	¥ 7,561
Post-employment benefits	441	225	159
Total	¥ 10,300	¥ 9,345	¥ 7,720